SHAREHOLDERS' EQUITY (Schedule of Accumulated Other Comprehensive Loss) (Details) (USD $)				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member]
SHAREHOLDERS' EQUITY [Abstract]
Currency translation adjustment	$ 25,000		$ 14,000
Unrealized loss from cash flow hedge	(90,000)	[1]	(261,000)
Accumulated other comprehensive loss	(65,000)		(247,000)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized loss from cash flow hedge				$ 261

[1]	During 2013, an amount of $261,000 in respect of unrealized loss from cash flow hedge was reclassified from accumulated other comprehensive loss into financial expenses.